Significant Accounting Policies - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Allocated share-based compensation expense	$ (910)	$ (712)	$ (219)
Selling and marketing expense
Share-based Compensation
Allocated share-based compensation expense	(149)	(17)	(106)
Product development expenses
Share-based Compensation
Allocated share-based compensation expense	(179)	(149)	4
General and administrative expense
Share-based Compensation
Allocated share-based compensation expense	$ (582)	$ (546)	$ (117)
Directors and executive officers
Share-based Compensation
Expected forfeiture rate (post-vesting) (as a percent)	0.00%